Reconciliation of the Beginning and Ending Balances for Fair Valued Assets and Liabilities Measured on a Recurring Basis Using Significant Unobservable Inputs (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Derivative Financial Instruments, Liabilities
Beginning balance	$ (145)		$ (46)
Included in earnings	2		2	[1]
OCI	(46)	[2]	(101)	[3]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Purchases	0
Sales	0
Purchases, sales, issuances, settlements, maturities paydowns, net			0
Settlements	0
Transfers to other balance sheet line items	0		0
Transfers into Level 3			0
Transfers out of Level 3			0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Liabilities Transfers Into Level 3	0
Fair Value Measurement With Unobservable Inputs Reconciliation, Recurring Basis, Liabilities Transfers Out Of Level 3
Fair value, ending balance	(189)		(145)
Change in unrealized gains / (losses) included in earnings for the period related to financial assets still held at the end of period	2	[1],[4]	2	[1],[5]
Trading Account Assets
Beginning balance	209		390
Included in earnings	49	[1]	77	[1]
OCI	0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	6
Sales	(57)
Purchases, sales, issuances, settlements, maturities paydowns, net			(192)
Settlements	(138)
Transfers to other balance sheet line items	(20)		(23)
Transfers into Level 3	0		0
Transfers out of Level 3	0		(43)
Fair value, ending balance	49		209
Change in unrealized gains / (losses) included in earnings for the period related to financial assets still held at the end of period	10	[1],[4]	13	[1],[5]
Trading Account Assets | US States and Political Subdivisions Debt Securities
Beginning balance			7
Included in earnings			1
OCI			0
Purchases, sales, issuances, settlements, maturities paydowns, net			(8)
Transfers to other balance sheet line items			0
Transfers into Level 3			0
Transfers out of Level 3			0
Fair value, ending balance			0
Change in unrealized gains / (losses) included in earnings for the period related to financial assets still held at the end of period			0	[5]
Trading Account Assets | Mortgage-backed Securities, Issued by Private Enterprises
Beginning balance	6		6
Included in earnings	1		10
OCI	0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0
Sales	(5)
Purchases, sales, issuances, settlements, maturities paydowns, net			(36)
Settlements	(1)
Transfers to other balance sheet line items	0		35
Transfers into Level 3			0
Transfers out of Level 3	0		(9)
Fair value, ending balance	1		6
Change in unrealized gains / (losses) included in earnings for the period related to financial assets still held at the end of period	(1)	[4]	(1)	[5]
Trading Account Assets | Collateralized Debt Obligations
Beginning balance	53		175
Included in earnings	26	[6]	49	[6]
OCI	0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	6
Sales	(21)
Purchases, sales, issuances, settlements, maturities paydowns, net			(109)
Settlements	(1)
Transfers to other balance sheet line items	(20)		(60)
Transfers into Level 3			0
Transfers out of Level 3	0		(2)
Fair value, ending balance	43		53
Change in unrealized gains / (losses) included in earnings for the period related to financial assets still held at the end of period	9	[4],[6]	13	[5],[6]
Trading Account Assets | Asset-backed Securities
Beginning balance	27		51
Included in earnings	9		9
OCI	0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0
Sales	(31)
Purchases, sales, issuances, settlements, maturities paydowns, net			(3)
Settlements	0
Transfers to other balance sheet line items			2
Transfers into Level 3			0
Transfers out of Level 3			(32)
Fair value, ending balance	5		27
Change in unrealized gains / (losses) included in earnings for the period related to financial assets still held at the end of period	2	[4]	(2)	[5]
Trading Account Assets | Equity Securities
Beginning balance	123		151
Included in earnings	13		8
OCI	0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0
Sales	0
Purchases, sales, issuances, settlements, maturities paydowns, net			(36)
Settlements	(136)
Transfers to other balance sheet line items	0		0
Transfers into Level 3			0
Transfers out of Level 3	0		0
Fair value, ending balance	0		123
Change in unrealized gains / (losses) included in earnings for the period related to financial assets still held at the end of period	0	[4]	3	[5]
Available-for-Sale Securities
Beginning balance	1,136		1,322
Included in earnings	(7)	[7]	5	[7]
OCI	0		66
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	198
Sales	(4)
Purchases, sales, issuances, settlements, maturities paydowns, net			(164)
Settlements	(233)
Transfers to other balance sheet line items	(49)		0
Transfers into Level 3	0		0
Transfers out of Level 3	0		(93)
Fair value, ending balance	1,041		1,136
Change in unrealized gains / (losses) included in earnings for the period related to financial assets still held at the end of period	(6)	[4],[7]	(2)	[5],[7]
Available-for-Sale Securities | US States and Political Subdivisions Debt Securities
Beginning balance	74		132
Included in earnings	1		3
OCI	(2)		2
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0
Sales	(4)
Purchases, sales, issuances, settlements, maturities paydowns, net			(63)
Settlements	(11)
Transfers to other balance sheet line items			0
Transfers into Level 3			0
Transfers out of Level 3			0
Fair value, ending balance	58		74
Change in unrealized gains / (losses) included in earnings for the period related to financial assets still held at the end of period	0	[4]	0	[5]
Available-for-Sale Securities | Mortgage-backed Securities, Issued by Private Enterprises
Beginning balance	347		378
Included in earnings	(8)		(2)
OCI	2		64
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0
Sales	0
Purchases, sales, issuances, settlements, maturities paydowns, net			(93)
Settlements	(71)
Transfers to other balance sheet line items	49		0
Transfers into Level 3			0
Transfers out of Level 3			0
Fair value, ending balance	221		347
Change in unrealized gains / (losses) included in earnings for the period related to financial assets still held at the end of period	(6)	[4]	(2)	[5]
Available-for-Sale Securities | Asset-backed Securities
Beginning balance	20		102
Included in earnings	0		4	[7]
OCI	0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0
Sales	0
Purchases, sales, issuances, settlements, maturities paydowns, net			7
Settlements	(4)
Transfers to other balance sheet line items			0
Transfers into Level 3			0
Transfers out of Level 3	0		(93)
Fair value, ending balance	16		20
Change in unrealized gains / (losses) included in earnings for the period related to financial assets still held at the end of period	0	[4]	0	[5]
Available-for-Sale Securities | Corporate And Other Debt Securities
Beginning balance	5		5
Included in earnings	0		0
OCI	0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0
Sales	0
Purchases, sales, issuances, settlements, maturities paydowns, net			0
Settlements	0
Transfers to other balance sheet line items			0
Transfers into Level 3			0
Transfers out of Level 3			0
Fair value, ending balance	5		5
Change in unrealized gains / (losses) included in earnings for the period related to financial assets still held at the end of period	0	[4]	0	[5]
Available-for-Sale Securities | Equity Securities, Other
Beginning balance	690		705
Included in earnings	0		0
OCI	0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	198
Sales	0
Purchases, sales, issuances, settlements, maturities paydowns, net			(15)
Settlements	(147)
Transfers to other balance sheet line items			0
Transfers into Level 3			0
Transfers out of Level 3			0
Fair value, ending balance	741		690
Change in unrealized gains / (losses) included in earnings for the period related to financial assets still held at the end of period	0	[4]	0	[5]
Loans Held-for-Sale | Corporate and Other Loans
Beginning balance	5		9
Included in earnings	(1)	[8]	(2)	[8]
OCI	0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0
Sales	0
Purchases, sales, issuances, settlements, maturities paydowns, net			(2)
Settlements	(4)
Transfers to other balance sheet line items	0		0
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Fair value, ending balance	0		5
Change in unrealized gains / (losses) included in earnings for the period related to financial assets still held at the end of period	0	[4]	(2)	[5],[8]
Loans Held-for-Sale | Residential Mortgage, Loans Held For Sale
Beginning balance	2		142
Included in earnings	(1)	[9]	(4)	[9]
OCI	0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0
Sales	(18)
Purchases, sales, issuances, settlements, maturities paydowns, net			(89)
Settlements	(1)
Transfers to other balance sheet line items	(1)		(118)
Transfers into Level 3	23		75
Transfers out of Level 3	(3)		(4)
Fair value, ending balance	1		2
Change in unrealized gains / (losses) included in earnings for the period related to financial assets still held at the end of period	0	[4]	0	[5],[8]
Loans Held-for-Investment
Beginning balance	492		449
Included in earnings	14	[10]	3	[10]
OCI	0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0
Sales	0
Purchases, sales, issuances, settlements, maturities paydowns, net			(57)
Settlements	(59)
Transfers to other balance sheet line items	(13)		100
Transfers into Level 3	0		0
Transfers out of Level 3	(1)		(3)
Fair value, ending balance	433		492
Change in unrealized gains / (losses) included in earnings for the period related to financial assets still held at the end of period	(1)	[10],[4]	(5)	[10],[5]
Other Assets and Liabilities, Net
Beginning balance	(24)		(35)
Included in earnings	349	[9]	392	[9]
OCI	0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0
Sales	0
Purchases, sales, issuances, settlements, maturities paydowns, net			17
Settlements	8
Transfers to other balance sheet line items	(271)		(398)
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Fair value, ending balance	62		(24)
Change in unrealized gains / (losses) included in earnings for the period related to financial assets still held at the end of period	$ 0	[4]	$ 0	[5]

[1]	Amounts included in earnings are recorded in trading income/(loss).
[2]	Amount recorded in OCI is the effective portion of the cash flow hedges related to the Company’s probable forecasted sale of its shares of Coke common stock as discussed in Note 17, “Derivative Financial Instruments.”
[3]	Amount recorded in OCI is the effective portion of the cash flow hedges related to the Company’s probable forecasted sale of its shares of Coke stock as discussed in Note 17, “Derivative Financial Instruments.”
[4]	Change in unrealized gains/(losses) included in earnings during the period related to financial assets still held at December 31, 2011.
[5]	Change in unrealized gains/(losses) included in earnings for the period related to financial assets still held at December 31, 2010.
[6]	Amounts included in earnings do not include losses accrued as a result of the ARS settlements discussed in Note 20, "Contingencies."
[7]	Amounts included in earnings are recorded in net securities gains.
[8]	Amounts included in earnings are recorded in other noninterest income.
[9]	Amounts included in earnings are net of issuances, fair value changes, and expirations and are recorded in mortgage production related (loss)/income.
[10]	Amounts are generally included in mortgage production related (loss)/income, however, the mark on certain fair value loans is included in trading income/(loss).